Distribution Date:	09/12/25	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	09/08/25
Next Distribution Date:	10/10/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	83,034,802.60	83,034,802.60	249,934.76	0.00	0.00	83,284,737.36	0.00	0.00%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	53,568,000.00	33,875,355.11	177,845.76	0.00	0.00	34,053,200.87	19,692,644.89	91.05%	24.25%
B	12635QBK5	4.336750%	54,732,000.00	54,732,000.00	0.00	197,799.19	0.00	0.00	197,799.19	54,732,000.00	66.18%	18.38%
C	12635QBL3	4.448000%	43,088,000.00	43,088,000.00	0.00	96,582.63	0.00	0.00	96,582.63	43,088,000.00	46.60%	13.75%
D	12635QAL4	3.448000%	51,238,000.00	51,238,000.00	0.00	0.00	0.00	0.00	0.00	51,238,000.00	23.32%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	0.00	0.00	0.00	0.00	24,455,000.00	12.21%	5.63%
F	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	0.00	0.00	0.00	0.00	9,317,000.00	7.98%	4.63%
G*	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	0.00	0.00	0.00	0.00	13,974,000.00	1.63%	3.13%
H	12635QAU4	3.250000%	29,113,392.00	4,950,389.87	0.00	0.00	0.00	1,367,473.18	0.00	3,582,916.69	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	338,357,192.47	116,910,157.71	722,162.34	0.00	1,367,473.18	117,632,320.05	220,079,561.58

X-A	12635QBH2	0.690123%	705,700,000.00	136,602,802.60	0.00	78,560.59	0.00	0.00	78,560.59	19,692,644.89
X-B	12635QAA8	0.062246%	97,820,000.00	97,820,000.00	0.00	5,074.11	0.00	0.00	5,074.11	97,820,000.00
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.198000%	33,772,000.00	33,772,000.00	0.00	33,715.73	0.00	0.00	33,715.73	33,772,000.00
X-E	12635QAG5	1.198000%	13,974,000.00	13,974,000.00	0.00	13,950.72	0.00	0.00	13,950.72	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.198000%	29,113,392.00	4,950,389.87	0.00	4,942.14	0.00	0.00	4,942.14	3,582,916.69
Notional SubTotal			931,617,392.00	338,357,192.47	0.00	178,941.62	0.00	0.00	178,941.62	220,079,561.58

Deal Distribution Total					116,910,157.71	901,103.96	0.00	1,367,473.18	117,811,261.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635QBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12635QBG4	298.34828378	298.34828378	0.89802835	0.00000000	0.00000000	0.00000000	0.00000000	299.24631213	0.00000000
A-M	12635QBJ8	1,000.00000000	632.38043440	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	635.70043440	367.61956560
B	12635QBK5	1,000.00000000	0.00000000	3.61395874	0.00000000	0.00000000	0.00000000	0.00000000	3.61395874	1,000.00000000
C	12635QBL3	1,000.00000000	0.00000000	2.24152038	1.46514668	1.72625232	0.00000000	0.00000000	2.24152038	1,000.00000000
D	12635QAL4	1,000.00000000	0.00000000	0.00000000	2.87333366	9.48273957	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	0.00000000	2.70833327	14.66348027	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	0.00000000	2.70833315	20.27373081	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	0.00000000	2.70833333	21.66666667	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12635QAU4	170.03823773	0.00000000	0.00000000	0.46052037	56.96105009	0.00000000	46.97058934	0.00000000	123.06764839
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	193.57064277	0.00000000	0.11132293	0.00000000	0.00000000	0.00000000	0.00000000	0.11132293	27.90512242
X-B	12635QAA8	1,000.00000000	0.00000000	0.05187191	0.00000000	0.00000000	0.00000000	0.00000000	0.05187191	1,000.00000000
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	0.99833383	0.00000000	0.00000000	0.00000000	0.00000000	0.99833383	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	0.99833405	0.00000000	0.00000000	0.00000000	0.00000000	0.99833405	1,000.00000000
X-F	12635QAJ9	170.03823773	0.00000000	0.16975487	0.00000000	0.00000000	0.00000000	0.00000000	0.16975487	123.06764839

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/25 - 08/30/25	30	0.00	249,934.76	0.00	249,934.76	0.00	0.00	0.00	249,934.76	0.00
X-A	08/01/25 - 08/30/25	30	0.00	78,560.59	0.00	78,560.59	0.00	0.00	0.00	78,560.59	0.00
X-B	08/01/25 - 08/30/25	30	0.00	5,074.11	0.00	5,074.11	0.00	0.00	0.00	5,074.11	0.00
X-C	08/01/25 - 08/30/25	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	08/01/25 - 08/30/25	30	0.00	33,715.73	0.00	33,715.73	0.00	0.00	0.00	33,715.73	0.00
X-E	08/01/25 - 08/30/25	30	0.00	13,950.72	0.00	13,950.72	0.00	0.00	0.00	13,950.72	0.00
X-F	08/01/25 - 08/30/25	30	0.00	4,942.14	0.00	4,942.14	0.00	0.00	0.00	4,942.14	0.00
A-M	08/01/25 - 08/30/25	30	0.00	177,845.76	0.00	177,845.76	0.00	0.00	0.00	177,845.76	0.00
B	08/01/25 - 08/30/25	30	0.00	197,799.19	0.00	197,799.19	0.00	0.00	0.00	197,799.19	0.00
C	08/01/25 - 08/30/25	30	11,250.52	159,712.87	0.00	159,712.87	63,130.24	0.00	0.00	96,582.63	74,380.76
D	08/01/25 - 08/30/25	30	338,652.74	147,223.87	0.00	147,223.87	147,223.87	0.00	0.00	0.00	485,876.61
E	08/01/25 - 08/30/25	30	292,363.12	66,232.29	0.00	66,232.29	66,232.29	0.00	0.00	0.00	358,595.41
F	08/01/25 - 08/30/25	30	163,656.81	25,233.54	0.00	25,233.54	25,233.54	0.00	0.00	0.00	188,890.35
G	08/01/25 - 08/30/25	30	264,923.75	37,846.25	0.00	37,846.25	37,846.25	0.00	0.00	0.00	302,770.00
H	08/01/25 - 08/30/25	30	1,644,922.07	13,407.31	0.00	13,407.31	13,407.31	0.00	0.00	0.00	1,658,329.38
Totals			2,715,769.01	1,254,177.46	0.00	1,254,177.46	353,073.50	0.00	0.00	901,103.96	3,068,842.51

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	117,811,261.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,257,735.61	Master Servicing Fee	1,233.30
Interest Reductions due to Nonrecoverability Determination	(221,724.59)	Certificate Administrator Fee	1,398.54
Interest Adjustments	(18,276.15)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	145.68
ARD Interest	0.00	Operating Advisor Fee	531.50
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,017,734.87	Total Fees	3,309.02

Principal		Expenses/Reimbursements
Scheduled Principal	87,127,804.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	31,149,826.71	Special Servicing Fees (Monthly)	15,961.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	97,360.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,367,473.18
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	118,277,630.89	Total Expenses/Reimbursements	1,480,795.11

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	901,103.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	116,910,157.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	117,811,261.67
Total Funds Collected	119,295,365.76	Total Funds Distributed	119,295,365.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	338,357,192.47	338,357,192.47	Beginning Certificate Balance	338,357,192.47
(-) Scheduled Principal Collections	87,127,804.18	87,127,804.18	(-) Principal Distributions	116,910,157.71
(-) Unscheduled Principal Collections	31,149,826.71	31,149,826.71	(-) Realized Losses	1,367,473.18
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	1,367,473.18
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	220,079,561.58	220,079,561.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	340,151,829.77	340,151,829.77	Ending Certificate Balance	220,079,561.58
Ending Actual Collateral Balance	221,928,078.56	221,928,078.56

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	17,685,859.76	0.00	UC / (OC) Change	0.00
Current Period Advances	1,367,473.18	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	19,053,332.94	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP
	7,499,999 or less	4	13,155,472.10	5.98%	1	4.8012	1.994291	1.39 or less	4	95,327,099.96	43.31%	(1)	4.5349	(0.143552)
7,500,000 to 14,999,999		3	26,201,049.24	11.91%	1	4.6595	1.042211	1.40 to 1.44	1	8,281,633.53	3.76%	1	4.4600	1.400000
15,000,000 to 24,999,999		1	16,015,355.99	7.28%	0	4.1600	1.540000	1.45 to 1.54	3	29,137,881.19	13.24%	0	4.4669	1.526272
25,000,000 to 49,999,999		3	87,407,684.25	39.72%	(1)	4.5173	(0.164712)	1.55 to 1.99	2	8,651,892.64	3.93%	1	4.7140	1.937054
	50,000,000 or greater	1	70,000,000.00	31.81%	0	3.5602	4.400000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
								3.00 or greater	2	71,381,054.26	32.43%	0	3.5830	4.380265
								Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP
							Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP
California	1	16,015,355.99	7.28%	0	4.1600	1.540000
							Lodging	1	26,613,701.08	12.09%	(1)	4.5900	(0.760000)
Florida	1	29,540,004.26	13.42%	1	4.6500	1.340000
							Mixed Use	1	10,000,000.00	4.54%	1	4.7700	1.500000
Illinois	5	26,924,944.50	12.23%	0	4.5036	0.267272
							Multi-Family	3	10,032,946.90	4.56%	1	4.7175	2.135678
Iowa	2	14,219,336.97	6.46%	(2)	4.3300	(1.080000)
							Office	3	102,662,529.46	46.65%	0	3.9197	3.432531
Missouri	1	3,657,041.56	1.66%	(2)	4.3300	(1.080000)
							Retail	9	63,470,383.98	28.84%	(1)	4.3538	0.050675
New York	3	79,666,583.60	36.20%	0	3.7188	4.084188
							Totals	19	220,079,561.58	100.00%	0	4.2217	1.768317
Ohio	1	1,381,054.26	0.63%	1	4.7400	3.380000

Oklahoma	1	4,761,539.20	2.16%	(2)	4.3300	(1.080000)

Oregon	1	26,613,701.08	12.09%	(1)	4.5900	(0.760000)

Pennsylvania	1	10,000,000.00	4.54%	1	4.7700	1.500000

Totals	19	220,079,561.58	100.00%	0	4.2217	1.768317

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP
	4.2499 or less	2	86,015,355.99	39.08%	0	3.6719	3.867491	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	2	39,535,612.39	17.96%	(1)	4.3572	(0.560508)	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	5	67,562,009.60	30.70%	0	4.6340	0.428236	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	3	19,666,583.60	8.94%	1	4.8176	1.646106	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317	49 months or greater	12	212,779,561.58	96.68%	0	4.2106	1.747393
								Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP
	60 months or less	12	212,779,561.58	96.68%	0	4.2106	1.747393	Interest Only	2	80,000,000.00	36.35%	0	3.7114	4.037500
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317	61 months or greater	10	132,779,561.58	60.33%	0	4.5114	0.367597
								Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	7,300,000.00	3.32%	1	4.5440	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	10,000,000.00	4.54%	1	4.7700	1.500000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	202,779,561.58	92.14%	0	4.1830	1.759593	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	220,079,561.58	100.00%	0	4.2217	1.768317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1-C2	30310138	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	08/06/25
5	30310171	MF	Washington	DC	Actual/360	4.340%	153,456.96	41,061,771.42	0.00	N/A	09/06/25	--	41,061,771.42	0.00	09/06/25
6	30310172	RT	Various	Various	Actual/360	4.330%	0.00	0.00	0.00	N/A	07/06/25	--	31,253,978.86	31,253,978.86	10/06/23
7	30310139	OF	Tampa	FL	Actual/360	4.650%	118,501.56	54,559.04	0.00	N/A	10/01/25	--	29,594,563.30	29,540,004.26	07/01/25
8	30310173	LO	Portland	OR	Actual/360	4.590%	0.00	0.00	0.00	N/A	08/06/25	--	26,613,701.13	26,613,701.13	02/06/25
11	30310175	MF	Richmond	VA	Actual/360	4.760%	83,330.18	20,329,944.04	0.00	N/A	10/06/25	--	20,329,944.04	0.00	09/06/25
13	30310140	RT	Yorktown	VA	Actual/360	4.340%	63,240.74	16,921,856.86	0.00	N/A	09/01/25	--	16,921,856.86	0.00	09/01/25
17	30310165	RT	Los Angeles	CA	Actual/360	4.160%	57,471.53	28,185.10	0.00	N/A	09/06/25	--	16,043,541.09	16,015,355.99	08/06/25
27	30310143	RT	Jacksonville	FL	Actual/360	4.460%	37,177.84	9,680,327.71	0.00	10/01/25	10/01/30	--	9,680,327.71	0.00	09/01/25
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	41,075.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	07/06/25
33	30310146	RT	Rockford	IL	Actual/360	4.460%	31,866.72	15,790.70	0.00	10/01/25	10/01/30	--	8,297,424.23	8,281,633.53	09/01/25
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	32,305.14	14,526.56	0.00	N/A	09/06/25	--	7,933,942.27	7,919,415.71	07/06/25
36	30310147	MF	Lancaster	NY	Actual/360	4.770%	26,940.87	14,887.41	0.00	N/A	10/01/25	--	6,558,945.81	6,544,058.40	09/01/25
38	30310148	MF	Tulsa	OK	Actual/360	4.680%	5,330.55	5,857,743.01	0.00	N/A	08/01/25	--	5,857,743.01	0.00	09/01/25
40	30310149	MF	Cottonwood	AZ	Actual/360	4.590%	25,766.35	6,519,000.00	0.00	N/A	09/01/25	--	6,519,000.00	0.00	09/01/25
42	30310150	RT	Ontario	CA	Actual/360	4.660%	20,109.61	5,011,393.31	0.00	N/A	09/01/25	--	5,011,393.31	0.00	09/01/25
43	30296079	IN	Clive	IA	Actual/360	4.340%	19,593.69	5,242,848.28	0.00	N/A	09/06/25	--	5,242,848.28	0.00	09/06/25
50	30310153	RT	Aurora	IN	Actual/360	4.700%	12,766.00	3,154,262.35	0.00	N/A	09/01/25	--	3,154,262.35	0.00	09/01/25
52	30310154	RT	Orangeburg	SC	Actual/360	4.520%	14,790.44	0.00	0.00	N/A	10/01/25	--	3,800,000.00	3,800,000.00	09/01/25
53	30310188	OF	Corning	NY	Actual/360	5.070%	13,662.08	6,791.80	0.00	N/A	10/06/25	--	3,129,317.00	3,122,525.20	09/06/25
54	30310155	RT	Brunswick	GA	Actual/360	4.570%	13,773.47	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	09/01/25
56	30310157	OF	Lake City	FL	Actual/360	4.710%	12,960.33	3,195,479.46	0.00	N/A	09/01/25	--	3,195,479.46	0.00	09/01/25
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	8,258.55	4,627.15	0.00	N/A	09/06/25	--	2,112,461.39	2,107,834.24	09/06/25
63	30310161	MF	Columbus	OH	Actual/360	4.740%	5,649.88	3,155.78	0.00	N/A	10/01/25	--	1,384,210.04	1,381,054.26	09/01/25
64	30310162	SS	Saint George	UT	Actual/360	5.110%	5,106.44	1,160,480.91	0.00	N/A	10/01/25	--	1,160,480.91	0.00	09/01/25
Totals							1,017,734.87	118,277,630.89	0.00				338,357,192.47	220,079,561.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C2	123,837,962.00	0.00	--	--	--	0.00	0.00	214,374.90	214,374.90	0.00	0.00
5	4,291,853.20	1,093,761.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(1,192,921.47)	0.00	--	--	08/06/25	0.00	0.00	(263.75)	950,386.35	47,962.75	871,575.04
7	2,282,404.00	1,447,105.00	07/01/24	06/30/25	--	0.00	0.00	172,872.02	345,988.56	0.00	0.00
8	(1,065,798.00)	0.00	--	--	06/06/25	8,463,098.89	52,744.46	0.00	0.00	0.00	495,898.14
11	2,107,425.36	2,101,118.87	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,981,728.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,596,549.12	1,609,870.72	04/01/24	03/31/25	--	0.00	0.00	85,587.55	85,587.55	0.00	0.00
27	1,180,206.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	40,990.61	82,063.88	0.00	0.00
33	952,524.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	251,317.10	27,230.00	01/01/25	03/31/25	--	0.00	0.00	46,628.11	93,595.02	3,050.39	0.00
36	828,097.00	1,013,850.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,073,595.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	766,762.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	960,871.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	408,056.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	408,024.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	322,044.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	368,555.00	380,786.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	233,243.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,592,497.35	7,673,722.11				8,463,098.89	52,744.46	560,189.44	1,771,996.26	51,013.14	1,367,473.18

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30310175	20,329,944.04	Payoff Prior to Maturity	0.00	0.00
27	30310143	9,661,905.22	Payoff Prior to Maturity	0.00	0.00
64	30310162	1,157,977.45	Payoff Prior to Maturity	0.00	0.00
Totals		31,149,826.71		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/25	2	39,540,004.26	0	0.00	0	0.00	1	31,253,978.86	0	0.00	0	0.00	0	0.00	3	31,149,826.71	4.221663%	4.210051%	0
08/12/25	0	0.00	1	7,933,942.27	1	26,613,701.13	1	31,253,978.86	0	0.00	0	0.00	0	0.00	10	79,708,791.07	4.316729%	4.304517%	1
07/11/25	1	7,948,409.92	0	0.00	1	26,613,701.13	1	31,253,978.86	0	0.00	0	0.00	0	0.00	8	85,626,170.52	4.363739%	4.350422%	2
06/12/25	2	17,963,860.69	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	3	40,883,296.65	4.454369%	4.438855%	3
05/12/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	5	99,592,526.95	4.463232%	4.447934%	4
04/11/25	0	0.00	0	0.00	2	57,867,679.99	1	31,253,978.86	0	0.00	0	0.00	0	0.00	1	8,415,515.87	4.463972%	4.447557%	5
03/12/25	0	0.00	0	0.00	2	57,928,663.55	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465588%	4.449213%	6
02/12/25	0	0.00	0	0.00	2	57,999,596.94	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465700%	4.449321%	7
01/10/25	0	0.00	0	0.00	1	31,253,978.86	1	31,253,978.86	0	0.00	0	0.00	0	0.00	0	0.00	4.465791%	4.449410%	8
12/12/24	0	0.00	1	10,000,000.00	1	31,327,382.28	1	31,327,382.28	0	0.00	0	0.00	0	0.00	0	0.00	4.465869%	4.449485%	9
11/13/24	1	10,000,000.00	0	0.00	2	58,333,993.77	1	31,404,276.23	0	0.00	0	0.00	0	0.00	0	0.00	4.465952%	4.449565%	10
10/11/24	1	10,000,000.00	0	0.00	2	58,466,578.30	1	31,477,121.34	0	0.00	0	0.00	0	0.00	0	0.00	4.466028%	4.449638%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1-C2	30310138	08/06/25	0	5	214,374.90	214,374.90	0.00	70,000,000.00
6	30310172	10/06/23	22	5	(263.75)	950,386.35	100,241.95	32,352,932.54	07/02/20	2		01/31/22
7	30310139	07/01/25	1	1	172,872.02	345,988.56	0.00	29,648,904.74	07/02/25	98
8	30310173	02/06/25	6	5	0.00	0.00	0.01	27,197,184.64	06/23/20	98
17	30310165	08/06/25	0	5	85,587.55	85,587.55	0.00	16,043,541.09
31	30310182	07/06/25	1	1	40,990.61	82,063.88	0.00	10,000,000.00	12/11/18	11
34	30310183	07/06/25	1	5	46,628.11	93,595.02	3,050.39	7,948,409.92	03/20/25	11
Totals					560,189.44	1,771,996.26	103,292.35	193,190,972.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		153,910,286	2,107,834	120,548,473		31,253,979
0 - 6 Months		57,887,642	18,347,638	39,540,004		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,281,634	8,281,634	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	220,079,562	114,752,462	47,459,420	0	26,613,701	31,253,979
Aug-25	338,357,192	266,697,827	5,857,743	7,933,942	26,613,701	31,253,979
Jul-25	458,172,270	392,356,180	7,948,410	0	26,613,701	31,253,979
Jun-25	599,245,920	523,414,379	17,963,861	0	26,613,701	31,253,979
May-25	640,830,861	582,963,181	0	0	26,613,701	31,253,979
Apr-25	741,308,915	683,441,235	0	0	26,613,701	31,253,979
Mar-25	750,782,327	692,853,664	0	0	26,674,685	31,253,979
Feb-25	752,053,925	694,054,328	0	0	26,745,618	31,253,979
Jan-25	753,121,905	721,867,926	0	0	0	31,253,979
Dec-24	754,259,138	712,931,755	0	10,000,000	0	31,327,382
Nov-24	755,462,361	687,128,367	10,000,000	0	26,929,718	31,404,276
Oct-24	756,590,525	688,123,946	10,000,000	0	26,989,457	31,477,121
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	31,253,978.86	32,352,932.54	45,560,000.00	--	(2,090,267.47)	(1.08000)	12/31/24	07/06/25	237
7	30310139	29,540,004.26	29,648,904.74	44,750,000.00	08/05/15	1,392,004.00	1.34000	06/30/25	10/01/25	240
8	30310173	26,613,701.13	27,197,184.64	23,000,000.00	03/01/25	(1,516,867.00)	(0.76000)	12/31/24	08/06/25	238
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	732,552.00	1.50000	--	10/06/25	I/O
34	30310183	7,919,415.71	7,948,409.92	12,000,000.00	05/19/15	12,565.00	0.09000	03/31/25	09/06/25	240
Totals		105,327,099.96	107,147,431.84	135,810,000.00		(1,470,013.47)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	2

9/8/2025 - Loan transferred due to a payment default. Borrower was also severely delinquent on financial reporting. A Receiver has been appointed over both Illinois properties. The Receiver is evaluating property needs. Special Servicer is proceeding with foreclosure litigation in various jurisdictions. Depositions have been tentatively scheduled for end of June. Depositions have been postponed due to Guarantor''s federal indictment. Plaintiff depositions held August 24. Filing

Motions for Summary Judgmen t in IL cases. Continuing with foreclosure litigation. Negotiations with Borrower have stalled. A status conference was set for early May. Borrower and Lender executed a Reinstatement Agreement effective August

	8. Special Servicer will monitor the perform ance of theLoan.

7	30310139	OF	FL	07/02/25	98

9/8/2025 - Loan transferred in July 2025 due to imminent monetary default. Hello letter and PNL sent. Special servicer is evaluating Borrower''s request to change to ownership structure due to pending merger.

8	30310173	LO	OR	06/23/20	98

9/8/2025 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property manag er change. Borrower has indicated they wish to transition the Property to a receiver. Special Servicer has received approval to file foreclosure and appoint a receiver. Special Servicer is negotiating the proposed

	receivership order with receiver.

31	30310182	MU	PA	12/11/18	11

9/8/2025 - Special Servicer has approved the annual budget and has requested a transfer back to the Master Servicer. Special Servicer has requested financial reporting required by the Master. Special Servicer is pending receipt of this

	information. The loan is scheduled to mature on 10/6/2026. Special Servicer expects the loan to pay off at maturity.

34	30310183	RT	IL	03/20/25	11

9/8/2025 - Loan has recently transferred to SS. Borrower has executed a PNL. Borrower is in discussions with a group that has issued an LOI to purchase the Property. Special Servicer is dual tracking workout discussions and enforcement of

	remedies under the Loan Documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
14	30310177	19,000,000.00	4.21000%	19,000,000.00 4.21000%		8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00 4.66000%		8	11/18/16	11/18/16	11/23/16
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
39	30310169 07/12/24	6,477,143.09	1,540,000.00	830,653.71	953,262.72	830,653.71	(122,609.01)	6,599,752.10	0.00	(156.09)	6,599,908.19	92.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		14,322,275.07	1,540,000.00	8,840,991.09	1,079,304.48	8,793,149.33	7,713,844.85	6,608,430.22	0.00	8,522.03	6,599,908.19

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
39	30310169	03/12/25	0.00	0.00	6,599,908.19	0.00	76.69	0.00	0.00	0.00	6,477,143.09
		10/11/24	0.00	0.00	6,599,831.50	0.00	79.40	0.00	0.00	0.00
		07/12/24	0.00	0.00	6,599,752.10	0.00	0.00	6,477,143.09	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,599,908.19	0.00	8,834.21	6,477,143.09	0.00	0.00	6,477,143.09

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	116,533.93	0.00	0.00	0.00	0.00
7	0.00	0.00	6,371.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	5,729.34	0.00	0.00	0.00	0.00	105,190.65	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	97,223.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,708.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	18,276.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	137.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	18,276.15	0.00	15,961.17	0.00	97,360.76	0.00	0.00	221,724.59	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		353,322.67

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26